Receivables (Schedule Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 1,526	$ 2,372	$ 1,044
Charged to costs and expenses	1,447	(86)	2,096
Amounts written off	0	(760)	(768)
Balance at end of period	$ 2,973	$ 1,526	$ 2,372